Deferred tax assets and liabilities - Activity in deferred tax asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	$ 1,339	$ 1,161
Gross, deferred tax liabilities, beginning balance	(1,992)	(1,778)
Net, deferred tax liability (asset), beginning balance	(653)	(617)
(Charged)/credited to income	309	35
Credited/(charged) to equity	(12)	(19)
Credited/(charged) to other comprehensive income	2	(43)
Impact of business combination		(66)
Impact of asset acquisitions		57
Gross deferred tax assets, ending balance	1,580	1,339
Gross, deferred tax liabilities, ending balance	(1,934)	(1,992)
Net, deferred tax liability (asset), ending balance	(354)	(653)
Property, plant & equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	31	28
Gross, deferred tax liabilities, beginning balance	(307)	(246)
Net, deferred tax liability (asset), beginning balance	(276)	(218)
(Charged)/credited to income	(22)	(57)
Credited/(charged) to equity	0	0
Credited/(charged) to other comprehensive income	0	0
Impact of business combination		(1)
Impact of asset acquisitions		0
Gross deferred tax assets, ending balance	39	31
Gross, deferred tax liabilities, ending balance	(337)	(307)
Net, deferred tax liability (asset), ending balance	(298)	(276)
Intangible assets and deductible goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	4	5
Gross, deferred tax liabilities, beginning balance	(1,529)	(1,382)
Net, deferred tax liability (asset), beginning balance	(1,525)	(1,377)
(Charged)/credited to income	375	102
Credited/(charged) to equity	0	0
Credited/(charged) to other comprehensive income	0	0
Impact of business combination		(250)
Impact of asset acquisitions		0
Gross deferred tax assets, ending balance	267	4
Gross, deferred tax liabilities, ending balance	(1,417)	(1,529)
Net, deferred tax liability (asset), ending balance	(1,150)	(1,525)
Pensions and other benefit obligations of associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	79	116
Gross, deferred tax liabilities, beginning balance	0	0
Net, deferred tax liability (asset), beginning balance	79	116
(Charged)/credited to income	0	1
Credited/(charged) to equity	0	0
Credited/(charged) to other comprehensive income	6	(38)
Impact of business combination		0
Impact of asset acquisitions		0
Gross deferred tax assets, ending balance	85	79
Gross, deferred tax liabilities, ending balance	0	0
Net, deferred tax liability (asset), ending balance	85	79
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	352	372
Gross, deferred tax liabilities, beginning balance	(26)	(23)
Net, deferred tax liability (asset), beginning balance	326	349
(Charged)/credited to income	21	(23)
Credited/(charged) to equity	0	0
Credited/(charged) to other comprehensive income	0	0
Impact of business combination		0
Impact of asset acquisitions		0
Gross deferred tax assets, ending balance	377	352
Gross, deferred tax liabilities, ending balance	(30)	(26)
Net, deferred tax liability (asset), ending balance	347	326
Tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	231	188
Gross, deferred tax liabilities, beginning balance	0	0
Net, deferred tax liability (asset), beginning balance	231	188
(Charged)/credited to income	(40)	(168)
Credited/(charged) to equity	3	12
Credited/(charged) to other comprehensive income	0	0
Impact of business combination		142
Impact of asset acquisitions		57
Gross deferred tax assets, ending balance	194	231
Gross, deferred tax liabilities, ending balance	0	0
Net, deferred tax liability (asset), ending balance	194	231
Other assets, provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	642	452
Gross, deferred tax liabilities, beginning balance	(130)	(127)
Net, deferred tax liability (asset), beginning balance	512	325
(Charged)/credited to income	(25)	180
Credited/(charged) to equity	(15)	(31)
Credited/(charged) to other comprehensive income	(4)	(5)
Impact of business combination		43
Impact of asset acquisitions		0
Gross deferred tax assets, ending balance	618	642
Gross, deferred tax liabilities, ending balance	(150)	(130)
Net, deferred tax liability (asset), ending balance	$ 468	$ 512